Stock-Based Compensation (Details 3) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance	6.1
Nonvested, Weighted-Average Fair Value, Beginning Balance	$ 16.24
Granted, Shares	2.1
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$ 21.05	$ 10.23	$ 30.13
Forfeited, Shares	(0.1)
Forfeited, Weighted-Average Fair Value	$ 19.87
Cancelled, Shares	(0.5)
Cancelled, Weighted-Average Fair Value	$ 0.00
Vested, Shares	(1.0)
Vested, Weighted-Average Fair Value	$ 28.67
Restricted Stock Units, Nonvested shares, Ending Balance	6.6	6.1
Nonvested, Weighted-Average Fair Value, Ending Balance	$ 16.97	$ 16.24